Share Capital (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Amount	$ 17,620,625	$ 17,620,625
Common Shares
Statement [Line Items]
Amount	$ 17,620,625	$ 17,620,625	$ 17,620,625
Number of shares	861,082,371	861,082,371	861,082,371